Organization	12 Months Ended
Dec. 31, 2015
Organization and Nature of Business [Abstract]
Organization
1.	Organization

MyDx, Inc. (the “Company”, “we”, “us” or “our”) (formally known as Brista Corp.) was incorporated under the laws of the State of Nevada on December 20, 2012 (date of inception).

On April 9, 2015, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with CDx Merger Inc., a Nevada corporation and wholly owned subsidiary of the Company (“Merger Sub”), and CDx, Inc. (“CDx”), a Delaware corporation. Pursuant to the Merger Agreement, Merger Sub merged with and into CDx with CDx surviving the merger as the Company’s wholly owned subsidiary (the “Merger”).

Prior to the Merger and as a requirement of the Merger, the Company cancelled 17,534,363 shares of common stock that were outstanding at that time.

On April 24, 2015, in anticipation of closing the Merger, the Company changed its name to MyDx, Inc. On April 30, 2015, the Merger was consummated.

The Merger was treated as a reverse acquisition of the Company, a public shell company, for financial accounting and reporting purposes. As such, CDx was treated as the acquirer for accounting and financial reporting purposes while the Company is treated as the acquired entity for accounting and financial reporting purposes. The assets and liability of the acquired entity have been brought forward at their book value and no goodwill has been recognized.